Contract revenue - Disaggregation of Contract Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total fee and other revenue	$ 13,313	$ 12,831	$ 13,274
Net income (loss) attributable to noncontrolling interests	12	9	26
Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	12,066	11,646	11,454
Fee and other revenue - not in scope of ASC 606	1,235	1,176	1,794
Total fee and other revenue	13,301	12,822	13,248
Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	8,233	7,986	7,790
Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	3,552	3,373	3,390
Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	68	80	60
Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	112	115	129
Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	101	92	85
Securities Services Segment | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	5,075	4,863	4,800
Fee and other revenue - not in scope of ASC 606	743	815	661
Total fee and other revenue	5,818	5,678	5,461
Securities Services Segment | Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	4,919	4,681	4,626
Securities Services Segment | Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	0	0	1
Securities Services Segment | Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	19	18	14
Securities Services Segment | Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	5	4	9
Securities Services Segment | Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	132	160	150
Market and Wealth Services Segment | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	3,349	3,391	3,247
Fee and other revenue - not in scope of ASC 606	234	187	218
Total fee and other revenue	3,583	3,578	3,465
Market and Wealth Services Segment | Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	3,284	3,262	3,112
Market and Wealth Services Segment | Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	18	17	16
Market and Wealth Services Segment | Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	48	59	45
Market and Wealth Services Segment | Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	(5)	(26)	(58)
Market and Wealth Services Segment | Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	4	79	132
Investment and Wealth Management | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	3,731	3,460	3,456
Fee and other revenue - not in scope of ASC 606	118	35	29
Total fee and other revenue	3,849	3,495	3,485
Net income (loss) attributable to noncontrolling interests	12	9	26
Investment and Wealth Management | Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	100	96	86
Investment and Wealth Management | Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	3,553	3,373	3,389
Investment and Wealth Management | Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	0	2	0
Investment and Wealth Management | Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	113	137	178
Investment and Wealth Management | Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	(35)	(148)	(197)
Other | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	(89)	(68)	(49)
Fee and other revenue - not in scope of ASC 606	140	139	886
Total fee and other revenue	51	71	837
Other | Total investment services fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	(70)	(53)	(34)
Other | Investment management and performance fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	(19)	(17)	(16)
Other | Financing-related fees | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	1	1	1
Other | Distribution and servicing | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	(1)	0	0
Other | Investment and other income | Operating segments
Disaggregation of Revenue [Line Items]
Total fee revenue - contract revenue	$ 0	$ 1	$ 0